                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                -----

    Pre-Effective Amendment No.
                               -----                            -----

    Post-Effective Amendment No. 17 File No. 33-33980             X
                                                                -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
                                                                -----

    Amendment No. 18 File No. 811-6067                            X
                                                                -----

                          DIMENSIONAL INVESTMENT GROUP INC.
              ----------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11th Floor, Santa Monica CA               90401
  ----------------------------------------------              -------
     (Address of Principal Executive Office)                 (Zip Code)

Registrant's Telephone Number, including Area Code     (310) 395-8005
                                                       --------------

    Irene R. Diamant, 1299 Ocean Avenue, 11th Floor,
    Santa Monica, California 90401
    -----------------------------------------------
         (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, LLP, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (215) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

    / /  Immediately upon filing pursuant to paragraph (b)
    / /  On (date) pursuant to paragraph (b)
    /X/  60 days after filing pursuant to paragraph (a)(1)
    / /  On (date) pursuant to paragraph (a)(2) of Rule 485
    / /  75 days after filing pursuant to paragraph (a)(2).

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 29, 1997, the Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year, which ended November 30, 1996.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                                      FORM N-1A

                                CROSS REFERENCE SHEET
                              (as required by Rule 404)



FORM N-1A PART A ITEM NO.                             PROSPECTUS LOCATION
-------------------------                             -------------------
    Item 1.   Cover Page. . . . . . . . . . . . .     Cover Page

    Item 2.   Synopsis. . . . . . . . . . . . . .     Highlights

    Item 3.   Condensed Financial Information . .     Condensed Financial
                                                      Information

    Item 4.   General Description of Registrant .     Cover Page; Highlights;
                                                      The Portfolio; Investment
                                                      Objective and Policies;
                                                      Securities Loans; Risk
                                                      Factors; General
                                                      Information

    Item 5.   Management of the Fund. . . . . . .     Highlights; Management of
                                                      the Portfolios

    Item 6.   Capital Stock and Other Securities.     Highlights; Dividends,
                                                      Capital Gains
                                                      Distributions and Taxes;
                                                      General Information

    Item 7.   Purchase of Securities Being
              Offered . . . . . . . . . . . . . .     Highlights; Purchase of
                                                      Shares; Valuation of
                                                      Shares; Distribution;
                                                      Exchange of Shares

    Item 8.   Redemption or Repurchase. . . . . .     Highlights; Redemption of
                                                      Shares

    Item 9.   Pending Legal Proceedings . . . . .     Not Applicable

FORM N-1A PART B ITEM NO.                             LOCATION IN STATEMENT OF
-------------------------                             ADDITIONAL INFORMATION
                                                      ------------------------

    Item 10.  Cover Page. . . . . . . . . . . . .     Cover Page

    Item 11.  Table of Contents . . . . . . . . .     Table of Contents

    Item 12.  General Information and History . .     Other Information

    Item 13.  Investment Objectives and Policies.     Investment Objective and
                                                      Policies; Investment
                                                      Limitations

    Item 14.  Management of the Fund. . . . . . .     Management of the
                                                      Portfolios; Directors and
                                                      Officers

    Item 15.  Control Persons and Principal
              Holders of Securities . . . . . . .     Principal Holders of
                                                      Securities

    Item 16.  Investment Advisory and Other
              Services. . . . . . . . . . . . . .     Management of the
                                                      Portfolios

    Item 17.  Brokerage Allocation and Other
              Practices . . . . . . . . . . . . .     Brokerage Transactions

    Item 18.  Capital Stock and Other Securities.     Other Information

    Item 19.  Purchase, Redemption and Pricing
              of Securities Being Offered . . . .     Purchase of Shares;
                                                      Redemption of Shares

    Item 20.  Tax Status. . . . . . . . . . . . .     Federal Tax Treatment of
                                                      Futures Contracts

    Item 21.  Underwriters. . . . . . . . . . . .     Not Applicable

    Item 22.  Calculation of Performance Data . .     Calculation of
                                                      Performance Data

    Item 23.  Financial Statements. . . . . . . .     Financial Statements

FORM N-1A PART C ITEM NO.                             LOCATION IN PART C
-------------------------                             ------------------

    Item 24.  Financial Statements and Exhibits. .    Financial Statements and
                                                      Exhibits

    Item 25.  Persons Controlled by or Under
              Common Control with Registrant . . .    Persons Controlled by or
                                                      Under Common Control with
                                                      Registrant

    Item 26.  Number of Holders of Securities. . .    Number of Holders of
                                                      Securities

    Item 27.  Indemnification. . . . . . . . . . .    Indemnification

    Item 28.  Business and Other Connections of
              Investment Advisor . . . . . . . . .    Business and Other
                                                      Connections of Investment
                                                      Advisor

    Item 29.  Principal Underwriters . . . . . . .    Principal Underwriters

    Item 30.  Location of Accounts and Records . .    Location of Accounts and
                                                      Records

    Item 31.  Management Services. . . . . . . . .    Management Services

    Item 32.  Undertakings . . . . . . . . . . . .    Undertakings

                                      PROSPECTUS

                                  NOVEMBER ___, 1997

                   RWB/DFA  U.S.  HIGH  BOOK TO MARKET  PORTFOLIO
                RWB/DFA TWO-YEAR  CORPORATE  FIXED  INCOME  PORTFOLIO
                      RWB/DFA  TWO-YEAR  GOVERNMENT  PORTFOLIO

                                   ----------------


    This prospectus describes RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO and RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO (collectively, the "Fixed Income Portfolios") and RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO (together with the Fixed Income Portfolios, the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to clients of Reinhardt Werba Bowen Advisory Services ("RWBAS").


    The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. This prospectus relates to three series of shares. The investment objective of RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital and the investment objective of RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agency obligations and consistent with preservation of capital.

    THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO, UNLIKE MANY OTHER
INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF U.S. LARGE CAP VALUE SERIES ("U.S. LARGE CAP VALUE SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY. U.S. LARGE CAP VALUE SERIES HAS THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF U.S. LARGE CAP VALUE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "SPECIAL INFORMATION ABOUT THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO."

    This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated November __, 1997, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                   ----------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS
                                                                            PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 4


SPECIAL INFORMATION ABOUT THE RWB/DFA U.S. HIGH BOOK
    TO MARKET PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . 8


RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT
  OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Portfolio Characteristics and Policies . . . . . . . . . . . . . . . . . . . 9
Portfolio Structure. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
    Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . .10

INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS . . . . . . . .10


    RWB/DFA Two-Year Corporate
     Fixed Income Portfolio. . . . . . . . . . . . . . . . . . . . . . . . .10
    RWB/DFA Two-Year Government Portfolio  . . . . . . . . . . . . . . . . .11
    Description of Investments . . . . . . . . . . . . . . . . . . . . . . .11
    Investments in the Banking Industry. . . . . . . . . . . . . . . . . . .12
    Portfolio Strategy . . . . . . . . . . . . . . . . . . . . . . . . . . .12


SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13


    Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . . . . .13
    Borrowing. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
    Portfolio Strategy . . . . . . . . . . . . . . . . . . . . . . . . . . .14
    Futures Contracts and Options in Futures . . . . . . . . . . . . . . . .14
    Banking Industry Concentration . . . . . . . . . . . . . . . . . . . . .14
    Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . .14


MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . .15

    Administrative Services. . . . . . . . . . . . . . . . . . . . . . . . .15
    Client Service Agent . . . . . . . . . . . . . . . . . . . . . . . . . .16

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . .16

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17

    In Kind Purchases. . . . . . . . . . . . . . . . . . . . . . . . . . . .18

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .18

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

                                      HIGHLIGHTS


    This prospectus relates to three separate Portfolios of the Fund. Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Clients of RWBAS may choose to invest in one or more of the Portfolios. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies.


INVESTMENT OBJECTIVE - RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO         PAGE 9

    The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the U.S. Large Cap Value Series of the Trust, which in turn will invest in the common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The U.S. Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES.")


INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                                                                         PAGE 10

    The investment objective of the Portfolio is to maximize total returns consistent with the preservation of capital. Generally, the Portfolio will acquire high quality obligations which mature within two years from the date of settlement. In addition, the Portfolio intends to concentrate investments in the banking industry under certain circumstances. (See "FIXED INCOME PORTFOLIOS
- INVESTMENT OBJECTIVES AND POLICIES" and "Investments in the Banking
Industry.")


INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO             PAGE 11

    The investment objective of the Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with preservation of capital. Generally, the Portfolio will acquire U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement and repurchase agreements. (See "FIXED INCOME PORTFOLIOS -INVESTMENT OBJECTIVES AND POLICIES.")

RISK FACTORS                                                             PAGE 13

    The RWB/DFA U.S. High Book to Market Portfolio (indirectly through its investments in the U.S. Large Cap Value Series) and the Fixed Income Portfolios may invest in financial futures contracts and options thereon. The RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. The RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to concentrate investments in the banking industry in certain circumstances. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the RWB/DFA U.S. High Book to Market Portfolio to invest in the shares of the U.S. Large Cap Value Series of the Trust involve certain risks. (See "RISK FACTORS.")


MANAGEMENT AND ADMINISTRATIVE SERVICES                                   PAGE 15

    Dimensional Fund Advisors Inc. (the "Advisor") provides each Portfolio with administrative services and also serves as investment advisor to the Fixed Income Portfolios and the U.S. Large Cap Value Series of the Trust. RWBAS serves as client service agent to each Portfolio. (See "MANAGEMENT OF THE PORTFOLIOS.")


DIVIDEND POLICY                                                          PAGE 16

    The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. Each of the Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


PURCHASE, VALUATION AND REDEMPTION OF SHARES                             PAGE 17

    The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the RWB/DFA U.S. High Book to Market Portfolio's shares will fluctuate in relation to the investment experience of the U.S. Large Cap Value Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

         None*


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

    RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO(1)
         Management Fee                                    0.10%
         Administration Fee                                0.01%
         Other Expenses                                    0.29%
         Total Operating Expenses                          0.40%

    RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO(2)(3)
         Management Fee                                    0.15%
         Other Expenses                                    0.15%
         Total Operating Expenses                          0.30%

    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO(2)(3)
         Management Fee                                    0.15%
         Other Expenses                                    0.15%
         Total Operating Expenses                          0.30%

    *MOST SHARES OF THE PORTFOLIOS THAT WILL BE PURCHASED THROUGH OMNIBUS ACCOUNTS MAINTAINED BY SECURITIES FIRMS MAY BE SUBJECT TO A SERVICE FEE OR COMMISSION ON SUCH PURCHASES.

    (1)The "Management Fee" is payable by the U.S. Large Cap Value Series and the "Administration Fee" is payable by the RWB/DFA U.S. High Book to Market Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio, and also includes a client services fee of 0.09% payable by the RWB/DFA U.S. High Book to Market Portfolio to RWBAS.

    (2)A client services fee of 0.03% is payable by the Fixed Income Portfolios to RWBAS; however, RWBAS waived its fee through December 31, 1996. Absent such waiver by RWBAS, the estimated annualized ratio of expenses to average net assets for the fiscal year ending November 30, 1997 is 0.30% for RWB/DFA Two-Year Corporate Fixed Income Portfolio and 0.30% for RWB/DFA Two-Year Government Portfolio.

    (3)Prior to November __, 1997, the RWB/DFA Two-Year Corporate Fixed Income Portfolio invested all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust, and the RWB/DFA Two-Year Government Portfolio invested all of its assets in DFA Two-Year Government Series of the Trust. The above figures have been restated to reflect the estimated annualized operating expenses of the Fixed Income Portfolios as though each Portfolio had invested its assets directly in the underlying securities held by the Series during the fiscal year ending November 30, 1997.

EXAMPLE

    You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:


                                         1 Year    3 Years   5 Years  10 Years
                                         ------    -------   -------  --------
RWB/DFA U.S. High Book to Market
  Portfolio                                $4        $13       n/a       n/a

RWB/DFA Two-Year Corporate
  Fixed Income Portfolio                   $3        $10       n/a       n/a

RWB/DFA Two-Year Government
  Portfolio                                $3        $10       n/a       n/a


    The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

    With respect to the RWB/DFA U.S. High Book to Market Portfolio, the table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the U.S. Large Cap Value Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if such Portfolio were to invest directly in the securities held by the U.S. Large Cap Value Series. The aggregate amount of expenses for the Portfolio and its corresponding Series may be greater than it would be if the Portfolio were to invest directly in the securities held by its corresponding Series. However, the total expense ratios for the Portfolio and its corresponding Series are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the U.S. Large Cap Value Series, including the RWB/DFA U.S. High Book to Market Portfolio, will pay its proportionate share of the expenses of the Series.

    The Portfolios are new and, therefore, their expenses included in the table are the estimated annualized expenses that are expected to be incurred through the fiscal period ending November 30, 1997; and the above example is based on estimated expenses for the current and next two fiscal years and does not extend those estimates over five and ten-year periods. The estimated expenses with respect to the RWB/DFA U.S. High Book to Market Portfolio take into account the actual expenses of the U.S. Large Cap Value Series for the fiscal year ended November 30, 1996.



                           CONDENSED FINANCIAL INFORMATION


    The following financial highlights are part of the audited financial statements of each Portfolio for the period from June 7, 1996 (date of initial investment of each Portfolio) through November 30, 1996. The information for the six-month period ended May 31, 1997, has not been audited by independent auditors. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights relating to the Portfolios for the Fund's most recent fiscal period ended November 30, 1996, are incorporated by reference into the Statement of Additional Information. The financial statements, related notes and financial highlights for the six-month period ended May 31, 1997, are incorporated by reference into the Statement of Additional Information from the Fund's Semi-Annual Report to shareholders for the six months ended May 31, 1997. Further information about each Portfolio's performance is contained in the Fund's Annual Report to shareholders of such Portfolio for the period June 7, 1996 (commencement of operations) to November 30, 1996, and the Fund's Semi-Annual Report to shareholders for the six months ended May 31, 1997. A copy of each of the Annual Report and the Semi-Annual Report may be obtained from the Fund upon request at no charge.

                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                                 FINANCIAL HIGHLIGHTS



                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 SIX MONTHS
                                                    ENDED         JUNE 7, TO
                                                   MAY 31,         NOV. 30,
                                                    1997             1996
                                                 -----------     -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period . . . . . .  $    10.23     $     10.00
                                                 -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . .        0.27            0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized) . . . . . . . . . .       (0.06)           0.10
                                                 -----------     -----------
    Total from Investment Operations . . . . . .        0.21            0.36
                                                 -----------     -----------
LESS DISTRIBUTIONS . . . . . . . . . . . . . . .
  Net Investment Income. . . . . . . . . . . . .       (0.27)          (0.13)
  Net Realized Gains . . . . . . . . . . . . . .       (0.05)            --
                                                 -----------     -----------
  Total Distributions. . . . . . . . . . . . . .       (0.32)          (0.13)
                                                 -----------     -----------
Net Asset Value, End of Period . . . . . . . . . $     10.12     $     10.23
                                                 -----------     -----------
                                                 -----------     -----------

Total Return . . . . . . . . . . . . . . . . . .        2.06%#          3.60%#

Net Assets, End of Period (thousands). . . . . . $   111,808     $   104,644
Ratio of Expenses to Average Net Assets (1). . .        0.37%*(a)       0.38%*(a)(b)
Ratio of Net Investment Income to Average
 Net Assets. . . . . . . . . . . . . . . . . . .        5.43%*(a)       5.81%*(a)(b)
Portfolio Turnover Rate. . . . . . . . . . . . .         N/A             N/A
Turnover Rate of Master Fund Series. . . . . . .      152.18%*        200.59%*



---------------
*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996, would have been 0.38% and 0.41%, respectively and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996, would have been 5.42% and 5.78%, respectively.

(b) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                                 FINANCIAL HIGHLIGHTS



                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 SIX MONTHS
                                                    ENDED         JUNE 7, TO
                                                   MAY 31,         NOV. 30,
                                                    1997             1996
                                                 -----------     -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period . . . . . . $     10.24     $     10.00
                                                 -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . .        0.15            0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized) . . . . . . . . . . . . . . .        0.09            0.11
                                                 -----------     -----------
    Total from Investment Operations . . . . . .        0.24            0.37
                                                 -----------     -----------

LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . .       (0.28)          (0.13)
  Net Realized Gains . . . . . . . . . . . . . .       (0.01)            --
                                                 -----------     -----------
  Total Distributions. . . . . . . . . . . . . .       (0.29)          (0.13)
                                                 -----------     -----------
Net Asset Value, End of Period . . . . . . . . . $     10.19     $     10.24
                                                 -----------     -----------
                                                 -----------     -----------

Total Return. . . . . . . . . . . . . . . . . .        2.47%#          3.69%#

Net Assets, End of Period (thousands). . . . . . $   138,525     $   122,807
Ratio of Expenses to Average Net Assets (1). . .       0.32%*(a)       0.31%*(a)
Ratio of Net Investment Income to Average Net
 Assets. . . . . . . . . . . . . . . . . . . . .       3.00%*(a)       5.72%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . .         N/A             N/A
Turnover Rate of Master Fund Series. . . . . . .     111.11%*         81.97%*

---------------

*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996, would have been 0.33% and 0.34%, respectively and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996, would have been 2.99% and 5.69%, respectively.

                      RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                                 FINANCIAL HIGHLIGHTS



                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 SIX MONTHS
                                                    ENDED         JUNE 7, TO
                                                   MAY 31,         NOV. 30,
                                                    1997             1996
                                                 -----------     -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period . . . . . . $     10.77     $     10.00
                                                 -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . .        0.05            0.08
  Net Gains (Losses) on Securities (Realized
   and Unrealized) . . . . . . . . . . . . . . .        1.12            0.72
                                                 -----------     -----------
    Total from Investment Operations . . . . . .        1.17            0.80
                                                 -----------     -----------

LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . .       (0.10)          (0.03)
  Net Realized Gains . . . . . . . . . . . . . .       (0.10)           ---
                                                 -----------     -----------
  Total Distributions. . . . . . . . . . . . . .       (0.20)          (0.03)
                                                 -----------     -----------
Net Asset Value, End of Period . . . . . . . . . $     11.74     $     10.77
                                                 -----------     -----------
                                                 -----------     -----------

Total Return. . . . . . . . . . . . . . . . . .       11.00%#          8.06%#

Net Assets, End of Period (thousands) . . . . .  $    79,116     $    40,708
Ratio of Expenses to Average Net Assets (1) . .        0.39%*          0.71%*
Ratio of Net Investment Income to Average Net
 Assets . . . . . . . . . . . . . . . . . . . .        0.84%*          2.70%*
Portfolio Turnover Rate . . . . . . . . . . . .          N/A             N/A
Average Commission Rate . . . . . . . . . . . .          N/A             N/A
Turnover Rate of Master Fund Series . . . . . .       17.76%*         20.12%(a)
Average Commission Rate of Master Fund Series .  $    0.0497     $    0.0499(a)

---------------

*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Portfolio turnover and average commission calculated for the period December 1, 1995 through November 30, 1996.

       SPECIAL INFORMATION ABOUT THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

     The RWB/DFA U.S. High Book to Market Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the U.S. Large Cap Value Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940. The U.S. Large Cap Value Series has the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities, and the investment objective of the U.S. Large Cap Value Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.

     This prospectus describes the investment objective, policies and restrictions of RWB/DFA U.S. High Book to Market Portfolio and its corresponding Series. (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolio's investment in the Trust. Other institutional investors, including other mutual funds, may invest in the U.S. Large Cap Value Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the U.S. Large Cap Value Series other than through the Portfolio.

     The shares of the U.S. Large Cap Value Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, also to the Portfolio. However, economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the RWB/DFA U.S. High Book to Market Portfolio could have effective voting control over the operation of the Series.

     Further, if the U.S. Large Cap Value Series changes its investment objective in a manner which is inconsistent with the investment objective of the RWB/DFA U.S. High Book to Market Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the U.S. Large Cap Value Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

Moreover, a distribution in kind by the U.S. Large Cap Value Series to the RWB/DFA U.S. High Book to Market Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described below under "Dividends, Capital Gains Distributions and Taxes."

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Trust is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the U.S. Large Cap Value Series invests.


                     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -
                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the U.S. Large Cap Value Series, which has the same investment objective and policies as the Portfolio. The U.S. Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below under "Portfolio Structure," will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE.


PORTFOLIO STRUCTURE

     The U.S. Large Cap Value Series will operate as a "diversified" investment company. Further, the U.S. Large Cap Value Series will not invest more than 25% of its total assets in securities of companies in a single industry.
Ordinarily, at least 80% of the assets of the U.S. Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The U.S. Large Cap Value Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments, and short-term repurchase agreements. The U.S. Large Cap Value Series may invest in futures contracts and options on futures contracts. To the extent that the U.S. Large Cap Value Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if more than 5% of its total assets are then invested in initial margin deposits on such contracts or options. The U.S. Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.

     The U.S. Large Cap Value Series will be structured on a market capitalization basis, generally by basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the U.S. Large Cap Value Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

     Deviation from strict market capitalization weighting will also occur because the U.S. Large Cap Value Series intends to purchase round lots only. In order to retain sufficient liquidity, the relative amount of any security held by the U.S. Large Cap Value Series may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the U.S. Large Cap Value Series' assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the U.S. Large Cap Value Series' investment objective. The U.S. Large Cap Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the U.S. Large Cap Value Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the U.S. Large Cap Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the U.S. Large Cap Value Series. Additional investments will not be made in securities of issuers which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the U.S. Large Cap Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the U.S. Large Cap Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the U.S. Large Cap Value Series.

     The U.S. Large Cap Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the U.S. Large Cap Value Series do pay dividends. It is anticipated, therefore, that the U.S. Large Cap Value Series will receive dividend income.


PORTFOLIO TRANSACTIONS

     The U.S. Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The U.S. Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the U.S. Large Cap Value Series. In addition, the U.S. Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rate is not expected to exceed 25%. The annual portfolio turnover rate of the Series for the fiscal years ended November 30, 1995 and 1996, respectively, was 29.41% and 20.12%.



             INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO


     The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. It is the RWB/DFA Two-Year Corporate Fixed Income Portfolio's policy to acquire obligations which mature within two years from the date of settlement. The RWB/DFA Two-Year Corporate Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.") The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in futures contracts and options on futures contracts. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options if more than 5% of its total assets are then invested in initial margin deposits on such contracts or premiums paid for options.

RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The investment objective of the RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with the preservation of capital. Generally, this objective will be pursued by acquiring U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The RWB/DFA Two-Year Government Portfolio will also acquire repurchase agreements. The Portfolio may invest in futures contracts and options on futures contracts. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options if more than 5% of its total assets are then invested in initial margin deposits on such contracts or premiums paid for options.


DESCRIPTION OF INVESTMENTS

     The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

                                                            Permissible
                                                            Categories
                                                            -----------

     RWB/DFA Two-Year Corporate Fixed Income Portfolio         1-7
     RWB/DFA Two-Year Government Portfolio                     1, 2, 6

     1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

     3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a Division of The McGraw-Hill Companies ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

     5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6. REPURCHASE AGREEMENTS - Instruments through which the Series purchases securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Series will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Series' total assets would be so invested. The Series will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.


     The categories of investments that may be acquired by the RWB/DFA Two-Year Corporate Fixed Income and RWB/DFA Two-Year Government Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the RWB/DFA Two-Year Corporate Fixed Income Portfolio, which can only be changed by a vote of the shareholders of the Portfolio, banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the RWB/DFA Two-Year Corporate Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the RWB/DFA Two-Year Corporate Fixed Income Portfolio is not concentrating its investments in the banking industry.

     The types of bank and bank holding company obligations in which the RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest include:
dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio's established credit rating criteria as stated under "Description of Investments." In addition, the RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.



PORTFOLIO STRATEGY


     The RWB/DFA Two-Year Corporate Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the RWB/DFA Two-Year Corporate Fixed Income Portfolio will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.

     The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the RWB/DFA Two-Year Corporate Fixed Income Portfolio could be 0% to 200%, and the RWB/DFA Two-Year Government Portfolio could be 100% to 500%. Prior to November __, 1997, the RWB/DFA Two-Year Corporate Fixed Income Portfolio invested all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust, and the RWB/DFA Two-Year Government Portfolio invested all of its assets in DFA Two-Year Government Series of the Trust. The annual portfolio turnover rates of the DFA Two-Year Corporate Fixed Income Portfolio and the DFA Two-Year Government Series of the Trust for the fiscal period ended November 30, 1996 were 81.97% and 200.59%, respectively. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the RWB/DFA Two-Year Corporate Fixed Income Portfolio or the RWB/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

                                   SECURITIES LOANS

     The Portfolios and the U.S. Large Cap Value Series of the Trust are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolios or the Series may earn additional income from lending securities, such activity is incidental to the Portfolios' or the Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolios' or the Series' total assets. In connection with such loans, the Portfolios or the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios or the Series will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Portfolios or the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Although the RWB/DFA U.S. High Book to Market Portfolio is authorized to lend its portfolio securities, as long as it holds only shares of the U.S. Large Cap Value Series, it will not do so.


                                     RISK FACTORS

FOREIGN SECURITIES

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the RWB/DFA Two-Year Corporate Fixed Income Portfolio. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. The RWB/DFA Two-Year Corporate Fixed Income Portfolio may also invest in obligations of supranational organizations. The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support.

BORROWING

     Each Portfolio and the U.S. Large Cap Value Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets for the purpose of making redemption payments. When advantageous opportunities to do so exist, each Portfolio and the U.S. Large Cap Value Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging" and, in such circumstances, the net asset value of the Series or Portfolio may increase or decrease at a greater rate than would be the case if the Series or Portfolio had not leveraged. The interest payable on the amount borrowed would increase the Series' or Portfolios' expenses and, if the appreciation and income produced by the investments purchased when the Series or Portfolios has borrowed are less than the cost of borrowing, the investment performance of the Series or Portfolio will be reduced as a result of leveraging.

PORTFOLIO STRATEGY

     The method employed by the Advisor to manage the U.S. Large Cap Value Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.


FUTURES CONTRACTS AND OPTIONS ON FUTURES


      Each Portfolio and the U.S. Large Cap Value Series also may invest in futures contracts and options on futures. To the extent that a Portfolio or the U.S. Large Cap Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, neither the Portfolios nor the Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolios' or the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

     These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Portfolios or the Series and the prices of such futures contracts and options and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting the Portfolios' or the Series' ability to close a position in such investments. Gains or losses on investments in options and futures depends on the direction of securities prices, interest rates and other economic factors and the loss from investing in futures transactions is potentially unlimited.

BANKING INDUSTRY CONCENTRATION

     Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of the riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of the RWB/DFA Two-Year Corporate Fixed Income Portfolio than might occur in a less concentrated portfolio.

REPURCHASE AGREEMENTS

     Each Portfolio and the U.S. Large Cap Value Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Fund or the Trust could experience delay in recovering the securities underlying such agreement. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.


                             MANAGEMENT OF THE PORTFOLIOS

      The Advisor serves as investment advisor to the Fixed Income Portfolios and U.S. Large Cap Value Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Fixed Income Portfolios and the U.S. Large Cap Value Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Fixed Income Portfolios and the U.S. Large Cap Value Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. For the fiscal year ended November 30, 1996, the U.S. Large Cap Value Series, the Two-Year Corporate Fixed Income Series and the Two-Year Government Series each paid an investment management fee to the Advisor equal to .10% , .15% and .15%, respectively, of its average net assets on an annual basis.

     Each Portfolio and the U.S. Large Cap Value Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or series of the Trust are so allocated. Expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular series are to be borne by each series on the basis of its relative net assets.

     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $25 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust and shareholders of the Advisor) may be deemed controlling persons of the Advisor.

     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the RWB/DFA U.S. High Book to Market Portfolio and the U.S. Large Cap Value Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

     The Fund has entered into an administration agreement with the Advisor on behalf of RWB/DFA U.S. High Book to Market Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the U.S. Large Cap Value Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For these administrative services, the RWB/DFA U.S. High Book to Market Portfolio pays the Advisor a monthly fee which, on an annual basis, equals .01% of the average daily net assets of the Portfolio.

     PFPC Inc. ("PFPC") serves as the administrative and accounting services, dividend disbursing and transfer agent for all the Portfolios and the U.S. Large Cap Value Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include administrative services such as day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.


CLIENT SERVICE AGENT

     Pursuant to a Client Service Agent Agreement with each Portfolio, RWBAS performs various services for the Portfolios, including establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the Board of Directors may reasonably request. For its services, each Portfolio pays RWBAS a monthly fee which, on an annual basis, equals .09% of the average daily net assets of the RWB/DFA U.S. High Book to Market Portfolio and .03% of the other Portfolios. RWBAS agreed to waive its client services fee for the Fixed Income Portfolios through December 31, 1996.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Each Portfolio of the Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolios distribute dividends from their net investment income quarterly. The Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year. Each Portfolio of the Fund is treated as a separate corporation for federal tax purposes.

     As noted above, the RWB/DFA U.S. High Book to Market Portfolio seeks to achieve its investment objective by investing all of its investable assets in the U.S. Large Cap Value Series of the Trust. The U.S. Large Cap Value Series intends to qualify each year as a regulated investment company under the Code.

     The RWB/DFA U.S. High Book to Market Portfolio receives income in the form of income dividends paid by the U.S. Large Cap Value Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the U.S. Large Cap Value Series and may realize capital gains upon the redemption of the shares of the U.S. Large Cap Value Series. Any net realized capital gains of the RWB/DFA U.S. High Book to Market Portfolio will be distributed as described below.


     Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.


     Shareholders of each Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless upon written notice to the transfer agent the shareholder selects one of the following options:

     Income Option -          to receive income dividends in cash and capital
                              gains distributions in additional shares at net asset value.

     Capital Gains Option -   to receive capital gains distributions in cash and
                              income dividends in additional shares at net asset value.

     Cash Option -            to receive both income dividends and capital gains
                              distributions in cash.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios of the Fund. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios' distributions will be eligible for the dividends received deduction for corporations. The portion of dividends paid by the RWB/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends on the Portfolio's pro rata share of the aggregate qualifying dividend income received by the U.S. Large Cap Value Series from domestic (U.S.) sources.


     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

     A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                                  PURCHASE OF SHARES

     Only clients of RWBAS are eligible to purchase shares of the Portfolios. Investors should first contact RWBAS at (800) 366-7266, ext. 124, to notify RWBAS of the proposed investment.

     Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of RWBAS may also be subject to investment advisory fees under their own arrangements with RWBAS.

     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of stockholders. Certificates for fractional shares, however, will not be issued.

IN KIND PURCHASES

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by such Portfolio or, with respect to the RWB/DFA U.S. High Book to Market Portfolio, by the U.S. Large Cap Value Series or otherwise represented in the Portfolio's or the Series' portfolio as described in this prospectus. Securities to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio or the U.S. Large Cap Value Series, as applicable, and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or the U.S. Large Cap Value Series, as applicable, may not exceed 5% of the net assets of the Portfolio or the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor.


                                 VALUATION OF SHARES


     The net asset value per share of each Portfolio and the U.S. Large Cap Value Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series or Portfolio. The value of the RWB/DFA U.S. High Book to Market Portfolio's shares will fluctuate in relation to the investment experience of the U.S. Large Cap Value Series. Securities held by a Portfolio or the U.S. Large Cap Value Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the U.S. Large Cap Value Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund or the Board of Trustees of the Trust, as applicable.

     The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.


     Provided that RWBAS has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolios. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.


      Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Fixed Income Portfolios and, with respect to the RWB/DFA U.S. High Book to Market Portfolio, the U.S. Large Cap Value Series. Any such charges will be described in the prospectus.



                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolios' shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES

     An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting RWBAS and completing the documentation required by RWBAS.

     Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact RWBAS for a list of those portfolios of DFAIDG that accept exchanges.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG , any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

     An investor who desires to redeem shares of a Portfolio must furnish a redemption request to RWBAS in the form required by RWBAS. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc., the transfer agent for the Portfolios.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

     With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific portfolio is $500 or less, whether because of redemptions, a decline in the portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.



                                 GENERAL INFORMATION


     The Portfolios and the U.S. Large Cap Value Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's Annual Report to shareholders of the Portfolios for the period ended November 30, 1996, and the Fund's Semi-Annual Report to shareholders of the Portfolios for the six months ended May 31, 1997, contain additional performance information. A copy of each of the Annual Report and the Semi-Annual Report is available upon request and without charge.


     The shares of each Portfolio, when issued and paid for in accordance with the Portfolios' prospectus, will be fully paid and nonassessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the Investment Company Act of 1940 (the "1940 Act") or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.


     The Fund was incorporated under Maryland law on March 19, 1990. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the RWB/DFA U.S. High Book to Market Portfolio in the U.S. Large Cap Value Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the RWB/DFA U.S. High Book to Market Portfolio, as an investor in the U.S. Large Cap Value Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

As of August 31, 1997, the following person owns more than 5% of the voting securities of each Portfolio:


     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
          Charles Schwab & Co.-REIN*
          101 Montgomery Street
          San Francisco, CA 94104                                         83.22%

     RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
          Charles Schwab & Co.-CASH*
          101 Montgomery Street
          San Francisco, CA 94104                                         88.18%

     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
          Charles Schwab & Co.-CASH*
          101 Montgomery Street
          San Francisco, CA 94104                                         92.55%

     *Owners of Record Only



     Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CLIENT SERVICE AGENT
Reinhardt Werba Bowen Advisory Services
1190 Saratoga Avenue, Suite 200
San Jose, CA 95129
Tel. No. (800) 366-7266

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113

ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                          DIMENSIONAL INVESTMENT GROUP INC.


                     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION



                                  NOVEMBER ___, 1997

    This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (collectively the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated November ___, 1997, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.




                                  TABLE OF CONTENTS
                                                                        Page


INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . .  2

BROKERAGE TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  2

INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  3

FUTURES CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. . . . . . . . . . . . . . . .  6

DIRECTORS AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . .  7

ADMINISTRATIVE SERVICES . . . . . . . . . . . . . . . . . . . . . . . . .  9

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . . . . . . . . .  9

PURCHASE OF SHARESq . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . 11

CALCULATION OF PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . 11

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . 13

                          INVESTMENT OBJECTIVE AND POLICIES


    The following information supplements the information set forth in the prospectus under the caption "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -INVESTMENT OBJECTIVE AND POLICIES" and applies to the DFA U.S. Large Cap Value Series (the "U.S. Large Cap Value Series") of The DFA Investment Trust Company (the "Trust").

    Because the structure of the U.S. Large Cap Value Series is based on the relative market capitalizations of eligible holdings, it is possible that the U.S. Large Cap Value Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the U.S. Large Cap Value Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the U.S. Large Cap Value Series will include as much as 5% of the voting securities of any issuer.



                                BROKERAGE TRANSACTIONS


    The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio (collectively, the "Fixed Income Portfolios") acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions.

    Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the U.S. Large Cap Value Series to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the U.S. Large Cap Value Series to brokers to ascertain that such rates are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 1996, 1995 and 1994, the U.S. Large Cap Value Series paid brokerage commissions of $934,452, $410,503 and $367,810, respectively.

    Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the U.S. Large Cap Value Series permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. During the fiscal year ended November 30, 1996, the U.S. Large Cap Value Series paid $313,601 in commissions (on securities transactions totalling $211,163,255 in value) to brokers which provided market price monitoring services, market studies and research services to the Series.

    The over-the-counter market ("OTC") companies eligible for purchase by the U.S. Large Cap Value Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

    The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade the U.S. Large Cap Value Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the U.S. Large Cap Value Series can effect transactions at the best available prices.

    The RWB/DFA U.S. High Book to Market Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the U.S. Large Cap Value Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")



                                INVESTMENT LIMITATIONS


    Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the U.S. Large Cap Value Series are the same as those of the RWB/DFA U.S. High Book to Market Portfolio.


    The Portfolios will not:

         (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

         (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

         (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

         (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

         (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets , or pledge more than 33% of such assets to secure such loans;

         (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

         (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

         (8) engage in the business of underwriting securities issued by others;

         (9) invest for the purpose of exercising control over management of any company;

         (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

         (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry, except the RWB/DFA Two-Year Corporate Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

         (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

         (14) purchase warrants, except that the RWB/DFA U.S. High Book to Market Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

         (15) purchase securities on margin or sell short; or

         (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the RWB/DFA U.S. High Book to Market Portfolio.


    The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the RWB/DFA U.S. High Book to Market Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the U.S. Large Cap Value Series of the Trust.


    The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

    Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the RWB/DFA U.S. High Book to Market Portfolio will only hold shares of the U.S. Large Cap Value Series, such Portfolio does not intend to lend those shares.


    For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

    The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act"), subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities described above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.


    While the Portfolios and the U.S. Large Cap Value Series have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

    Unless otherwise indicated, all limitations applicable to the investments of the Portfolios and the U.S. Large Cap Value Series apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or the U.S. Large Cap Value Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or the Series' total assets will not require a Portfolio or the Series to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.



                                  FUTURES CONTRACTS


    Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to the RWB/DFA U.S. High Book to Market Portfolio, the discussion applies to the U.S. Large Cap Value Series of the Trust in which such Portfolio invests all of its assets.

    The Portfolios and the U.S. Large Cap Value Series may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Portfolio or the U.S. Large Cap Value Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Portfolio or the U.S. Large Cap Value Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and the U.S. Large Cap Value Series expect to earn income on their margin deposits. To the extent that a Portfolio or the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, no Portfolio or Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's or the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "SEC"), the Portfolios or the Series may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

    Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or the U.S. Large Cap Value Series would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or the U.S. Large Cap Value Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.



                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS


    Except for transactions a Portfolio or the U.S. Large Cap Value Series has identified as hedging transactions, the Portfolio or Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Portfolio or the U.S. Large Cap Value Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

    In order for a Portfolio or the U.S. Large Cap Value Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Portfolio's or the Series' business of investing in securities. In addition, for the fiscal year ending November 30, 1997, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's or the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, for the fiscal year ending November 30, 1997, a Portfolio or the U.S. Large Cap Value Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Portfolio's or the Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Portfolios and the U.S. Large Cap Value Series will not be subject to this requirement for their fiscal years beginning on or after December 1, 1997. The Portfolios and the U.S. Large Cap Value Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's or the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's or the Series' other investments.



                                DIRECTORS AND OFFICERS


    The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS


    David G. Booth, Director*, (12/2/47), President and Chairman-Chief
Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia , Ltd., DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.

    George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

    John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

    Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).

    Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor , Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. , Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

    Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford

University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


    Rex A. Sinquefield, (9/7/45), Director*, Chairman - Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Ltd., DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS


    Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

    Arthur Barlow, (11/7/56), Vice President, Santa Monica, CA.

    Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990 -1994.

    Maureen Connors, (11/17/37), Vice President, Santa Monica, CA.

    Robert Deere, (10/8/58), Vice President, Santa Monica, CA.

    Irene R. Diamant, (7/16/50), Vice President and Secretary, Santa Monica,
CA.

    Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

    Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

    Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

    Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

    Catherine L. Newell, (5/7/64), Vice President, Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

    David Plecha, (10/26/62), Vice President, Santa Monica, CA.

    George Sands, (2/8/56), Vice President, Santa Monica, CA.

    Michael T. Scardina, (10/12/56), Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.

    Jeanne C. Sinquefield, Ph.D., (12/2/47), Executive Vice President, Santa Monica, CA.

    Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

    Weston Wellington, (3/1/51), Vice President, Santa Monica, CA.


    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.



    Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1996, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                              Aggregate          Total Compensation from
                             Compensation                Fund
Director                      from Fund             and Fund Complex
--------                     ------------        -----------------------
George M. Constantinides       $5,000                  $30,000
John P. Gould                  $5,000                  $30,000
Roger G. Ibbotson              $5,000                  $30,000
Merton H. Miller               $5,000                  $30,000
Myron S. Scholes               $5,000                  $30,000


    Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.


                               ADMINISTRATIVE SERVICES


    PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the U.S. Large Cap Value Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodian, and dividend disbursing agency services.

    For its services, the RWB/DFA U.S. High Book to Market Portfolio pays PFPC a monthly fee of $1,000. The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio each pay PFPC .0513% of the first $100 million of net assets; .0308% of the next $100 million of net assets; and
 .0205% of net assets over $200 million.



                                  OTHER INFORMATION

    The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until the Fund amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The Fund commenced offering shares of the Portfolios in May 1996.

    PNC Bank, N.A. serves as the custodian for the Portfolios and the U.S. Large Cap Value Series. The custodian maintains a separate account or accounts for the Portfolios and the Series; receives, holds and releases portfolio securities on account of the Portfolios and the Series; makes receipts and disbursements of money on behalf of the Portfolios and the Series; and collects and receives income and other payments and distributions on account of the Portfolios' and the Series' portfolio securities.


    Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES


    As of August 31, 1997, the following person/persons owns/own more than 5% of the voting securities of each portfolio:

                      RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

    Charles Schwab & Co.-REIN*                                           83.22%
    101 Montgomery Street
    San Francisco, CA  94104

    Donaldson, Lufkin & Jenrette Securities Corp.-
    Pershing Division*                                                   15.30%
    P.O. Box 2052
    Jersey City, NJ  07303

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

    Charles Schwab & Co.-CASH*                                           88.18%
    101 Montgomery Street
    San Francisco, CA  94104

    Donaldson, Lufkin & Jenrette Securities Corp.-
    Pershing Division*                                                    9.00%
    P.O. Box 2052
    Jersey City, NJ  07303

                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

    Charles Schwab & Co.-CASH*                                           92.55%
    101 Montgomery Street
    San Francisco, CA  94104

    Donaldson, Lufkin & Jenrette Securities Corp.-
    Pershing Division*                                                    6.15%
    P.O. Box 2052
    Jersey City, NJ  07303


    *Owner of record only.


                                  PURCHASE OF SHARES

    The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


    The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Orders for redemptions and purchases will not be processed if the Fund is closed.


    The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                                 REDEMPTION OF SHARES

    The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

    The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"),
(2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.


    If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price by a distribution of readily marketable portfolio securities from the Portfolio in lieu of cash. With respect to the RWB/DFA U.S. High Book to Market Portfolio, upon such a determination by both the Board of Directors of the Fund and Board of Trustees of the Trust, the Portfolio may pay the redemption price, in lieu of cash, by a distribution of portfolio securities that the RWB/DFA U.S. High Book to Market Portfolio receives from the U.S. Large Cap Value Series to satisfy the Portfolio's redemption request. Any such redemption by a Portfolio and/or the U.S. Large Cap Value Series would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.


    Shareholders may transfer shares of any Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                           CALCULATION OF PERFORMANCE DATA


    Following are quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended May 31, 1997 (as applicable) using the standardized method of calculation required by the SEC. Since each Portfolio, as of May 31, 1997, had been in operation for less than one year, the time period during which each Portfolio was in operation has been substituted for the period stated (which does not extend prior to the effective date of the Portfolio's registration statement with the SEC.)

                                                      One       Five       Ten
                                                      Year      Years     Years
                                                      ----      -----     -----

RWB/DFA U.S. High Book to Market Portfolio            19.93%     n/a       n/a

RWB/DFA Two-Year Corporate Fixed Income Portfolio      11
                                                      months     n/a       n/a
                                                      6.27%

RWB/DFA Two-Year Government Portfolio                  11
                                                      months     n/a       n/a
                                                      5.93%


    As the following formula indicates, each Portfolio and the U.S. Large Cap Value Series determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:


       n
P(1 + T)  = ERV

where:

    P   = a hypothetical initial payment of $1,000

    T   = annualized compounded rate of return

    n   = number of years

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).


    In addition to the standardized method of calculating performance required by the SEC, the Portfolios and the U.S. Large Cap Value Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when a Portfolio or the U.S. Large Cap Value Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses, as applicable, which would otherwise reduce the returns quotations.

    The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the Portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.



                                 FINANCIAL STATEMENTS

    The audited financial statements and financial highlights of each Portfolio for the Fund's fiscal period from June 7, 1996 (commencement of operations) to November 30, 1996, as set forth in the Fund's annual report to shareholders of each Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.


    The audited financial statements of the U.S. Large Cap Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the Trust's fiscal year ended November 30, 1996, as set forth in the Trust's annual report to shareholders and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

    The unaudited financial statements and financial highlights of each Portfolio for the six months ended May 31, 1997, as set forth in the Fund's Semi-Annual Report to shareholders, are incorporated herein by reference. The unaudited financial statements of the U.S. Large Cap Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the six months ended May 31, 1997, as set forth in the Trust's Semi-Annual Report to shareholders, are incorporated herein by reference.


    A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this Statement of Additional Information.

                                        PART C

                                  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.
         (a)  FINANCIAL STATEMENTS.
              Audited financial statements dated November 30, 1996 for each series of the Registrant were filed on January 24, 1997 via the U.S. Securities and Exchange Commission's EDGAR System in the Annual Report to shareholders of DIMENSIONAL INVESTMENT GROUP INC. pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("1940 Act"). Such financial statements are incorporated into the Statements of Additional Information of DIMENSIONAL INVESTMENT GROUP INC. dated March 28, 1997 and November __, 1997. Additionally, the unaudited financial statements, dated May 31, 1997, of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (collectively, the "RWB/DFA Portfolios"), which were filed on August 4, 1997 via EDGAR in Registrant's Semi-Annual Report to shareholders, are incorporated by reference into the RWB/DFA Portfolios' Statement of Additional Information dated November __, 1997.

              The audited financial statements of U.S. 6-10 Small Company Series, U.S. Small Cap Value Series, U.S. Large Cap Value Series, DFA One-Year Fixed Income Series, DFA International Value Series, Emerging Markets Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of The DFA Investment Trust Company (the "Trust") for the fiscal year ended November 30, 1996, as set forth in the Trust's Annual Report to shareholders, were filed with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into Registrant's Statements of Additional Information dated March 28, 1997 and November __, 1997. Additionally, the unaudited financial statements for U.S. Large Cap Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the six months ended May 31, 1997, as set forth in the Trust's Semi-Annual Report to shareholders, which were filed via EDGAR on August 4, 1997, are incorporated by reference into the RWB/DFA Portfolios' Statement
              of Additional Information dated November __, 1997.   Financial
              statements for DFA International Value

              Portfolio IV and Emerging Markets Portfolio II are not included as such Portfolios had not commenced operations as of the date of this Registration Statement.

         (b)  EXHIBITS.
              (1)  CHARTER, AS NOW IN EFFECT.
                   (a)  Form of Articles of Restatement.
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 11/12 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                        Filing Date:  December 15, 1995.

                   (b)  Form of Articles Supplementary.
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing:  Post-Effective Amendment No.
                        16/17 to the Registration Statement on Form N-1A. File Nos.: 33-33980 and 811-6067.
                        Filing Date:  June 20, 1997.

              (2)  BY-LAWS.  To be filed by amendment.

              (3)  VOTING TRUST AGREEMENT.
                   None.

              (4) INSTRUMENTS DEFINING RIGHTS OF HOLDERS OF SECURITIES BEING REGISTERED.
                   (a) See Article Fifth of the Registrant's Articles of Restatement
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 11/12 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                        Filing Date:  December 15, 1995.

                   (b)  Specimen security on behalf of the:
                        (1)  DFA 6-10 Institutional Portfolio**.

                        (2)  DFA International Value Portfolio**.

                        (3)  DFA International Value Portfolio II**.

                        (4)  U.S. Small Cap Value Portfolio II**.

                        (5)  U.S. Large Cap Value Portfolio II**.

                        (6)  DFA One-Year Fixed Income Portfolio II**.

                        (7)  U.S. Large Cap Value Portfolio III**.

                        (8)  DFA International Value Portfolio III**.

                        (9) RWB/DFA U.S. High-Book-to-Market Portfolio. INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of the Registrant on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (10) RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of the Registrant on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (11) RWB/DFA Two-Year Government Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of the Registrant on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

              (5)  (a)  INVESTMENT ADVISORY CONTRACTS:
                        (1) Form of Investment Advisory Agreement between Registrant and DFA re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio is filed herewith.

                        (2) Form of Investment Advisory Agreement between Registrant and DFA re: the RWB/DFA Two-Year Government Portfolio is filed herewith.

              (6) UNDERWRITING DISTRIBUTION CONTRACT BETWEEN THE REGISTRANT AND A PRINCIPAL UNDERWRITER.
                   Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.**.

              (7)  None.

              (8)  CUSTODY AGREEMENTS.
                   (a) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) (the "Custody Agreement")**.
                        (1) Form of Amendment Number One to the Custody Agreement**.

                        (2) Form of Amendment Number Two to the Custody Agreement***.

                        (3) Form of Amendment Number Three to the Custody Agreement***.

                        (4) Form of Amendment Number Four to the Custody Agreement***.

                        (5) Form of Amendment Number Five to the Custody Agreement***.

                        (6)  Form of Amendment Number Six to the Custody
                             Agreement.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (7) Form of Amendment Number Seven to the Custody Agreement
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  June 20, 1997.

                        (8) Form of Amendment Number Eight to the Custody Agreement re: DFA International Value Portfolio IV and Emerging Markets Portfolio II.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:  Post-Effective Amendment

                             No. 16/17 to the Registration Statement
                             on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  June 20, 1997.

                        (9)  (a)  Form of Transfer Agency Agreement between the
                                  Registrant and PFPC Inc. (formerly Provident
                                  Financial Processing Corporation) (the
                                  "Transfer Agency Agreement")**.

                             (1) Form of Amendment to the Transfer Agency Agreement***.

                             (2) Form of Amendment Number One to the Transfer Agency Agreement***.

                             (3) Form of Amendment Number Two to the Transfer Agency Agreement***.

                             (4)  Form of Amendment Number Three to the
                                  Transfer Agency Agreement***.

                             (5) Form of Amendment Number Four to the Transfer Agency Agreement***.

                             (6) Form of Amendment Number Five to the Transfer Agency Agreement***.

                             (7) Form of Amendment Number Six dated March 1, 1996 to the Transfer Agency Agreement re: the RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio.
                                  INCORPORATED HEREIN BY REFERENCE TO:
                                  Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A.
                                  File Nos.:  33-33980 and 811-6067.
                                  Filing Date:  December 15, 1995.

                             (8)  Form of Amendment Number Seven to the
                                  Transfer Agency Agreement re: DFA
                                  International Value Portfolio IV and Emerging Markets Portfolio II.
                                  INCORPORATED HEREIN BY REFERENCE TO:
                                  Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A. File Nos.: 33-33980 and 811-6067.
                                  Filing Date:  June 20, 1997.



                        (b) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the "Accounting Services Agreement")**.

                             (1) Form of Amendment to the Accounting Services Agreement**.

                             (2)  Form of Amendment Number One to the
                                  Accounting Services Agreement***.

                             (3)  Form of Amendment Number Two to the
                                  Accounting Services Agreement***.

                             (4)  Form of Amendment Number Three to the
                                  Accounting Services Agreement***.

                             (5)  Form of Amendment Number Four to the
                                  Accounting Services Agreement***.

                             (6)  Form of Amendment Number Five to the
                                  Accounting Services Agreement***.

                             (7) Form of Amendment Number Six dated March 1, 1996 to the Accounting Services Agreement re:
                                  RWB/DFA U.S. High Book to Market Portfolio,
                                  RWB/DFA Two-Year Corporate Fixed

                                  Income Portfolio and RWB/DFA Two-Year
                                  Government Portfolio.
                                  INCORPORATED HEREIN BY REFERENCE TO:
                                  Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A
                                  File Nos.:  33-33980 and 811-6067
                                  Filing Date:  December 15, 1995.

                             (8)  Form of Amendment Number Seven to the
                                  Accounting Services Agreement re: DFA
                                  International Value Portfolio IV and Emerging Markets Portfolio II.
                                  INCORPORATED HEREIN BY REFERENCE TO:
                                  Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A. File Nos.: 33-33980 and 811-6067.
                                  Filing Date:  June 20, 1997.

                   (c)  ADMINISTRATION AGREEMENTS.
                        (1) Form of between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 3, 1993 re: the DFA 6-10 Institutional Portfolio**.

                        (2) Form of between the Registrant and DFA dated December 1, 1993 re: the DFA International Value Portfolio**.

                        (3) Form of between the Registrant and DFA re: the DFA International Value Portfolio II**.

                        (4) Form of between the Registrant and DFA dated January 1, 1994 re: the U.S. Small Cap Value Portfolio II**.

                        (5) Form of between the Registrant and DFA dated July 1, 1994 re: the U.S. Large Cap Value Portfolio II**.

                        (6) Form of between the Registrant and DFA dated September 30, 1994 re: the

                             DFA One-Year Fixed Income Portfolio II**.

                        (7) Form of between the Registrant and DFA dated December 20, 1994 re: the U.S. Large Cap Value Portfolio III**.

                        (8) Form of between the Registrant and DFA dated December 20, 1994 re: the DFA International Value Portfolio III**.

                        (9) Form of between the Registrant and DFA dated March 1, 1996 re: the RWB/DFA U.S. High Book to Market Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (10) Form of between the Registrant and DFA dated March
                             1, 1996 re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (11) Form of between the Registrant and DFA dated March
                             1, 1996 re: the RWB/DFA Two-Year Government
                             Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (12) Form of re: the DFA Five-Year Government Portfolio
                             II.**

                        (13) Form of re: DFA International Value Portfolio IV.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment
                             No. 16/17 to the Registration
                             Statement on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  June 20, 1997.

                        (14) Form of re: Emerging Markets Portfolio II.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment
                             No. 16/17 to the Registration
                             Statement on Form N-1A.
                             File Nos.:  33-33980 and 811-6067.
                             Filing Date:  June 20, 1997.

                   (d)  CLIENT SERVICE AGREEMENTS.
                        (1) Form of re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (2)  Form of re: the RWB/DFA Two-Year Government
                             Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                        (3) Form of Client Service Agent Agreement re: the RWB/DFA U.S. High Book-to-Market Portfolio. INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                             Filing Date:  December 15, 1995.

                   (e)  OTHER.

                        (1) Form of Facility Agreement with Dimensional Fund Advisors Inc.**.

                        (2)  Form of Shareholders Agreement**.

              (10) OPINION OF COUNSEL.  Opinion of counsel was filed on January
                   24, 1997 with the Registrant's Rule 24f-2 Notice.

              (11) CONSENTS.  Consent of Coopers & Lybrand, L.L.P. is filed herewith

              (12) FINANCIAL STATEMENTS OMITTED FROM ITEM 23.
                   Not applicable.

              (13) AGREEMENTS OF UNDERSTANDINGS MADE IN CONSIDERATION FOR
                   PROVIDING INITIAL CAPITAL.
                   (a) Form of Subscription Agreement under Section 14(a)(3) of Investment Company Act of 1940**.

              (14) MODEL PLAN USED IN THE ESTABLISHMENT OF ANY RETIREMENT PLAN.
                   None.

              (15) (a)  PLANS ENTERED INTO PURSUANT TO RULE 12B-1.
                        None.

                   (b)  AGREEMENTS RELATING TO IMPLEMENTATION WITH PLAN.
                        None.

              (16) PERFORMANCE CALCULATIONS.

              (17) FINANCIAL DATA SCHEDULES.
                   Financial Data Schedules dated May 31, 1997 relating to the:

                        (1)  DFA 6-10 Institutional Portfolio of the
                             Registrant.

                        (2)  DFA International Value Portfolio of the
                             Registrant.

                        (3) DFA International Value Portfolio II of the Registrant.

                        (4)  U.S. Small Cap Value Portfolio II of the
                             Registrant.

                        (5)  U.S. Large Cap Value Portfolio II of the
                             Registrant.

                        (6) DFA One-Year Fixed Income Portfolio II of the Registrant.

                        (7)  U.S. Large Cap Value Portfolio III of the
                             Registrant.

                        (8) DFA International Value Portfolio III of the Registrant.

                        (9) RWB/DFA U.S. High-Book-to-Market Portfolio of the Registrant.

                        (10) RWB/DFA Two-Year Corporate Fixed Income Portfolio
                             of the Registrant.

                        (11) RWB/DFA Two-Year Government Portfolio of the
                             Registrant.

              (18) PLANS PURSUANT TO RULE 18F-3.
                   Not applicable.

              (19) POWERS-OF-ATTORNEY.
                   (a) Powers-of-Attorney on behalf of the Registrant appointing David G. Booth, Rex A. Sinquefield, Michael
                        T. Scardina, Irene R. Diamant and Stephen W. Kline, Esquire as attorneys in fact, and certified resolution relating thereto.
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 6/7 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                        Filing Date:  August 2, 1994.

                   (b) On behalf of the DFA Investment Trust Company appointing David G. Booth, Rex A. Sinquefield, Michael Scardina, Irene R. Diamant and Stephen W. Kline, Esquire as attorneys in fact, and certified resolution relating thereto.
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 13/14 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                        Filing Date:  March 28, 1996.

                   (c) On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael
                        T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys in fact and certified resolution thereto is filed herewith.

                   (d) On behalf of DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys in fact and certified resolution thereto is filed herewith.

    ** Previously filed with this registration statement and incorporated herein by reference.

    ***  To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

              (1)                                      (2)
                                                 Number of Record
         Title of Class                            Holders as of
         (Par Value $.01)                         August 31, 1997
         ----------------                         ---------------
         DFA 6-10  Institutional Portfolio             2
         DFA International Value Portfolio            81
         DFA International Value Portfolio II          1
         U.S. Small Cap Value Portfolio II             1
         U.S. Large Cap Value Portfolio II             1
         DFA One-Year Fixed Income Portfolio II        6
         DFA International Value Portfolio III         1
         U.S. Large Cap Value Portfolio III            2
         RWB/DFA U.S. High Book-to-Market
          Portfolio                                    5
         RWB/DFA Two-Year Corporate Fixed
          Income Portfolio                             5
         RWB/DFA Two-Year Government
          Portfolio                                    5
         DFA International Value Portfolio IV          1
         Emerging Markets Portfolio II                 1

ITEM 27.  INDEMNIFICATION.
    (a) Section 1 of Article Ten of the Registrant's By-Laws, as approved through December 20, 1995, provides for indemnification, as set forth below (with respect to the indemnification of the Officers and Directors of the corporation):

              (1) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:
                   (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

              (2) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

              (3) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

         (b) Registrant's Articles of Incorporation provide the following under Article Seventh:
              (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

              (2) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
         (a) Registrant's Investment Advisor, Dimensional Fund Advisors Inc. (the "Advisor"), was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

         (b) Information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

              (1)  David G. Booth.
                   Chairman, Chief Executive Officer and Director of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (2)  Rex A. Sinquefield.
                   Chairman, Chief Investment Officer and Director of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (3)  Eugene Francis Fama.
                   Vice-President of the following:

                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

                   Other: Mr. Fama is the Robert R. McCormick Distinguished Service Professor of Finance and has engaged in teaching and research in finance and economics at the Graduate School of Business, University of Chicago, Chicago, Illinois since September, 1963.

              (4)  Arthur Barlow.
                   Vice-President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (5)  Truman Clark.
                   Vice-President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

                   Other: Mr. Clark was a Consultant until October 1995; formerly thereto, he was a Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA (1990-1994).

              (6)  Maureen Connors.
                   Vice-President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (7)  Robert Deere.
                   Vice-President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (8)  Irene R. Diamant.
                   Vice-President and Secretary of the following:
                   Registrant, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (9)  Kamyab Hashemi-Nejad.
                   Vice-President, Controller and Assistant Treasurer of the following: Registrant, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (10) Karen McGinley.
                   Vice-President of the following:
                   Registrant, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (11) Steve Manus.
                   Vice-President of the following:
                   Registrant, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (12) Catherine Newell.
                   Vice-President of the following:
                   Registrant, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (13) David Plecha.
                   Vice-President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (14) George Sands.
                   Vice-President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Dimensional Investment Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

                   Other: Mr. Sands was a Managing Director of Asset Strategy Consulting in Los Angeles, CA from March, 1991 to August, 1992; formerly thereto, he was a Vice President of Wilshire Associates in Santa Monica, CA (1985 to February, 1991).

              (15) Michael T. Scardina.

                   Vice President, Chief Financial Officer, Controller and Treasurer of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (16) Jeanne C. Sinquefield.
                   Executive Vice President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (17) Scott Thornton.
                   Vice President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Investment Dimensions Group Inc., Dimensional Emerging Markets Inc. and DFA Investment Trust Company.

              (18) Weston Wellington.
                   Vice President of the following:
                   Registrant, Advisor, DFA Securities Inc., DFAL, DFA Australia, Dimensional Investment Group Inc., Dimensional Emerging Markets Inc., and DFA Investment Trust Company.

         (c) Information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Advisor has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee is described on Form ADV of Dimensional Fund Advisors Inc., currently on file with the Securities and Exchange Commission in compliance with the Investment Advisors Act of 1940.

ITEM 29.  PRINCIPAL UNDERWRITERS.
         (a) NAMES OF INVESTMENT COMPANIES FOR WHICH THE REGISTRANT'S PRINCIPAL UNDERWRITER ALSO ACTS AS PRINCIPAL UNDERWRITER. Not Applicable.

         (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993 which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

         (c) COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE REGISTRANT. Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
         Most accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Other records are maintained by Registrant at its business office at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

ITEM 31. MANAGEMENT SERVICES.
         NONE

ITEM 32.  UNDERTAKINGS.
         (a)  Not applicable.
         (b) The Registrant hereby undertakes to file a Post-Effective Amendment, including financial statements of DFA International Value Portfolio IV and Emerging Markets Portfolio II, which need not be certified, within four to six months from the effective date of this Registration Statement.
         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment Nos. 17/18 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Monica and the State of California on the 1st day of October, 1997.

                                       DIMENSIONAL INVESTMENT GROUP INC.

                                  By:  David G. Booth*
                                       ---------------------------------
                                       David G. Booth
                                       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17/18 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                    Date
---------                    -----                    ----

                             Director and
David G. Booth*              Chairman-Chief           October 1, 1997
-------------------------    Executive Officer
David G. Booth

                             Director and
Rex A. Sinquefield*          Chairman-Chief           October 1, 1997
-------------------------    Investment Officer
Rex A. Sinquefield

                             Chief Financial
Michael T. Scardina*         Officer, Treasurer       October 1, 1997
-------------------------    and Vice President
Michael T. Scardina

George M. Constantinides*    Director                 October 1, 1997
-------------------------
George M. Constantinides

John P. Gould*               Director                 October 1, 1997
-------------------------
John P. Gould

Roger G. Ibbotson*           Director                 October 1, 1997
-------------------------
Roger G. Ibbotson

Merton H. Miller*            Director                 October 1, 1997
-------------------------
Merton H. Miller

Myron S. Scholes*            Director                 October 1, 1997
-------------------------
Myron S. Scholes

*   By:  Irene R. Diamant
         ----------------------------------
         Irene R. Diamant, attorney-in-fact
(Pursuant to Power of Attorney filed herewith as Exhibit 24(b)(19)(c)

                                  SIGNATURES

    The DFA Investment Trust Company consents to the filing of this Amendment No. 17/18 to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 1st day of October, 1997.

                                            THE DFA INVESTMENT TRUST COMPANY

                                       By:  David G. Booth*
                                            --------------------------------
                                            David G. Booth
                                            President and
                                            Chairman-Chief Executive Officer

The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment No. 17/18 to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature                    Title                    Date
---------                    -----                    ----

                             Director and
David G. Booth*              Chairman-Chief           October 1, 1997
-------------------------    Executive Officer
David G. Booth

                             Director and
Rex A. Sinquefield*          Chairman-Chief           October 1, 1997
-------------------------    Investment Officer
Rex A. Sinquefield

                             Chief Financial
Michael T. Scardina*         Officer, Treasurer       October 1, 1997
-------------------------    and Vice President
Michael T. Scardina

George M. Constantinides*    Director                 October 1, 1997
-------------------------
George M. Constantinides

John P. Gould*               Director                 October 1, 1997
-------------------------
John P. Gould

Roger G. Ibbotson*           Director                 October 1, 1997
-------------------------
Roger G. Ibbotson

Merton H. Miller*            Director                 October 1, 1997
-------------------------
Merton H. Miller

Myron S. Scholes*            Director                 October 1, 1997
-------------------------
Myron S. Scholes

*   By:  Irene R. Diamant
         ----------------------------------
         Irene R. Diamant, attorney-in-fact
(Pursuant to Power of Attorney filed herewith as Exhibit 24(b)(19)(d)

                                    EXHIBIT INDEX


Exhibit No.             Exhibit
-----------             -------


99(b)(5)(a)(1)          Form of Investment Advisory Agreement re: the RWB/DFA
                        Two-Year Corporate Fixed Income Portfolio

99(b)(5)(a)(2)          Form of Investment Advisory Agreement re: the RWB/DFA
                        Two-Year Government Portfolio

99(b)(11)               Consent of Coopers & Lybrand, L.L.P.

99(b)(17)(b)            Financial Data Schedules dated May 31, 1997

99(b)(19)(c)            Power of Attorney of the Registrant dated July 18, 1997

99(b)(19)(d)            Power of Attorney of DFA Investment Trust Company dated
                        July 18, 1997